Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Detail) - GBP (£) £ in Millions		6 Months Ended					12 Months Ended
		Jun. 30, 2020		Dec. 31, 2019	Jun. 30, 2019		Dec. 31, 2019
Statement [Line Items]
Revenue	[1]	£ 5,582.7			£ 6,368.2	[2]	£ 13,234.1
Costs of services	[1]	(4,804.7)			(5,328.8)	[2]	(10,825.1)
Gross profit	[1]	778.0			1,039.4	[2]	2,409.0
General and administrative costs	[1]	(3,195.3)			(443.1)	[2],[3]	(1,113.1)
Operating profit		(2,417.3)	[1]		596.3	[2]	1,295.9 [1]
Share of results of associates	[1]	(51.9)			1.5	[2]	14.7
Profit before interest and taxation	[1]	(2,469.2)			597.8	[2]	1,310.6
Finance income	[1]	51.2			41.8	[2]	99.0
Revaluation and retranslation of financial instruments	[1]	(268.6)			(31.4)	[2]	163.8
Profit before taxation	[1]	(2,843.9)			428.1	[2]	1,214.3
Attributable tax expense	[1]	(24.0)			(109.3)	[2],[4]	(275.0)
Profit after taxation	[1]	(2,864.8)		£ 581.6	368.5		950.1
Goodwill impairment on classification as held for sale							(94.5)
Attributable to:
Equity holders of the parent	[1]	(2,895.8)			331.5	[2]	856.3
Non-controlling interests	[1]	31.0			37.0	[2]	93.8
Profit for the year from discontinued operations	[1]	3.1			49.7	[2]	10.8
Discontinued operations [member]
Statement [Line Items]
Revenue		101.9			1,247.8		2,387.5
Costs of services		(87.4)			(1,061.4)		(1,951.5)
Gross profit		14.5			186.4		436.0
General and administrative costs		(4.0)			(109.7)		(151.7)
Operating profit		10.5			76.7		284.3
Share of results of associates					6.5		6.5
Profit before interest and taxation		10.5			83.2		290.8
Finance income		0.2			1.8		3.6
Finance costs		(0.3)			(9.1)		(17.3)
Revaluation and retranslation of financial instruments					(6.7)		(9.4)
Profit before taxation		10.4			69.2		267.7
Attributable tax expense		(2.1)			(19.5)		(78.8)
Profit after taxation		8.3			49.7		188.9
Goodwill impairment on classification as held for sale	[5]						(94.5)
(Loss)/gain on sale of discontinued operations		(3.3)					73.8
Attributable tax expense on sale of discontinued operations		(1.9)					(157.4)
Net gain attributable to discounted operations		3.1			49.7		10.8
Attributable to:
Equity holders of the parent		(6.8)			43.2		(3.8)
Non-controlling interests	[6]	9.9			6.5		14.6
Profit for the year from discontinued operations		£ 3.1			£ 49.7		£ 10.8

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13. As a result, Data Investment Management is now excluded from the segment analysis.
[4]	Figures for the period ended 30 June 2019 figures have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[5]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5 in the year ended 31 December 2019.
[6]	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.